EXHIBIT 99.1

World Omni Auto Receivables Trust 2006-A

Monthly Servicer Certificate

March 31, 2006

Dates Covered
Collections Period	02/22/06 - 03/31/06
Interest Accrual Period	03/01/06 - 04/16/06
30/360 Days	44
Actual/360 Days	47
Distribution Date	04/17/06

Collateral Pool Balance Data
	$ Amount	# of Accounts
Receivables Balance at 2/21/06	709,471,562.20	42,920
Pre-Funding Contracts added 3/30/06	152,088,208.43	7,950
Pre-Funding Balance at 3/31/06	89,310,936.44	0
Principal Payments	40,672,690.20	1,364
Defaulted Receivables	70,502.85	3
Repurchased Accounts	0.00	0

Pool Balance at 3/31/06	910,127,514.02	49,503

Pool Statistics
	$ Amount	# of Accounts
Initial Receivables Balance	709,471,562.20	42,920
Pre-Funding Contracts added 3/30/06	152,088,208.43	7,950
Pre-Funding Balance at 3/31/06	89,310,936.44	0

Delinquent Receivables:
Past Due 31-60 days	3,639,098	257
Past Due 61-90 days	323,178	21
Past Due 91 + days	0	0

Total	3,962,276.09	278

Total 31+ Delinquent as % Ending Pool Balance	0.44%

Recoveries	52,875.09

Aggregate Net Losses - March 2006	17,627.76

Overcollateralization Target Amount	16,416,331.55
Actual Overcollateralization	10,985,464.81

Weighted Average APR	8.67%
Weighted Average Remaining Term	57.87

Flow of Funds	$ Amount

Collections	46,024,589.98
Advances	45,945.93
Investment Earnings on Cash Accounts	1,003,487.83
Excess Maximum Negative Carry Amount	1,763,635.62
Servicing Fee	(788,301.74)

Available Funds	48,049,357.62

Uses of Cash
(1) Class A Interest	5,567,539.41
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	261,867.42
(4) Second Priority Principal Distributable Amount	31,234,485.98
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable	10,985,464.81
(7) Distribution to Certificateholders	0.00

Total Uses of Cash	48,049,357.62

Servicing Fee	788,301.74
Unpaid Servicing Fee	—

Note Balances & Note Factors	$ Amount

Original Class A	900,000,000.00
Original Class B	41,362,000.00

Total Class A & B
Original Note Balance	941,362,000.00
Principal Paid	42,219,950.79
Note Balance @ 3/31/06	899,142,049.21

Class A-1
Original Note Balance	196,000,000.00
Principal Paid	42,219,950.79
Note Balance @ 3/31/06	153,780,049.21
Note Factor @ 3/31/06	78.4592088%

Class A-2
Original Note Balance	216,000,000.00
Principal Paid	—
Note Balance @ 3/31/06	216,000,000.00
Note Factor @ 3/31/06	100.0000000%

Class A-3
Original Note Balance	331,000,000.00
Principal Paid	—
Note Balance @ 3/31/06	331,000,000.00
Note Factor @ 3/31/06	100.0000000%

Class A-4
Original Note Balance	157,000,000.00
Principal Paid	—
Note Balance @ 3/31/06	157,000,000.00
Note Factor @ 3/31/06	100.0000000%

Class B
Original Note Balance	41,362,000.00
Principal Paid	—
Note Balance @ 3/31/06	41,362,000.00
Note Factor @ 3/31/06	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	5,829,406.83
Total Principal Paid	42,219,950.79

Total Paid	48,049,357.62

Class A-1
Coupon	4.85490%
Interest Paid	1,242,314.97
Principal Paid	42,219,950.79

Total Paid to A-1 Holders	43,462,265.76

Class A-2
Coupon	5.05000%
Interest Paid	1,333,200.00
Principal Paid	0.00

Total Paid to A-2 Holders	1,333,200.00

Class A-3
Coupon	5.01000%
Interest Paid	2,026,823.33
Principal Paid	0.00

Total Paid to A-3 Holders	2,026,823.33

Class A-4
Coupon	5.03000%
Interest Paid	965,201.11
Principal Paid	0.00

Total Paid to A-4 Holders	965,201.11

Class B
Coupon	5.18000%
Interest Paid	261,867.42
Principal Paid	0.00

Total Paid to B Holders	261,867.42

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	6.1925241
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	44.8498567

Total Distribution Amount	51.0423807

A-1 Interest Distribution Amount	6.3383417
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	215.4079122

Total A-1 Distribution Amount	221.7462539

A-2 Interest Distribution Amount	6.1722222
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	6.1722222

A-3 Interest Distribution Amount	6.1233333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	6.1233333

A-4 Interest Distribution Amount	6.1477778
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	6.1477778

B Interest Distribution Amount	6.3311111
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	6.3311111

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	739.80
Noteholders’ Principal Distributable Amount	260.20

Account Balances	$ Amount

Advances
Balance as of 2/21/06	0.00
Balance as of 3/31/06	45,945.93
Change	45,945.93

Reserve Fund
Balance as of 3/01/06	1,773,678.91
Transfer from Pre-Funding 3/30/06	380,220.52
Investment Earnings	6,942.90
Withdrawal	0.00
Deposit	0.00
Balance as of 3/31/06	2,160,842.33
Change	387,163.42

Reserve Fund Requirement	2,153,899.43

Pre-Funding Account

Balance as of 3/1/06	241,399,144.87
Investment Earnings	892,715.03
Withdrawal	(152,088,208.43)
Balance as of 3/31/06	90,203,651.47
Change	(151,195,493.40)

Negative Carry Account

Balance as of 3/1/06	2,242,210.30
Investment Earnings	8,653.78
Withdrawal	(1,763,635.62)
Balance as of 3/31/06	487,228.46
Change	(1,754,981.84)